Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Computation of Earnings Per Share and Summary of Movements in Shares
Earnings per share for total operations for the six months were calculated as follows:

	First Half
	2024	2023
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,701	3,548
Average number of shares (millions of share units)	2,499.9	2,523.9
EPS – basic (€)	1.48	1.41

EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,701	3,548
Adjusted average number of shares (millions of share units)	2,511.0	2,536.8
EPS – diluted (€)	1.47	1.40
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2023 (net of treasury shares)	2,499.0
Shares repurchased under the share buyback programme	(7.3)
Net movements in shares under incentive schemes	3.7
Number of shares at 30 June 2024 (net of treasury shares)	2,495.4